Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 30, 2013
Registrant Name	UBS RMA MONEY FUND INC
Central Index Key	0000703876
Amendment Flag	false
Document Creation Date	Aug 29, 2013
Document Effective Date	Aug 29, 2013
Prospectus Date	Aug 29, 2013
UBS RMA Money Market Portfolio | UBS RMA Money Market Portfolio
Risk/Return:
Trading Symbol	RMAXX
UBS RMA U.S. Government Portfolio | UBS RMA U.S. Government Portfolio
Risk/Return:
Trading Symbol	RUSXX
UBS Retirement Money Fund | UBS Retirement Money Fund
Risk/Return:
Trading Symbol	PWRXX

UBS RMA Money Market Portfolio
UBS RMA Money Market Portfolio
Investment objective
Maximum current income consistent with liquidity and conservation of capital.
Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder transaction expenses (fees paid directly from your investment):
Shareholder Fees (USD $)	UBS RMA Money Market Portfolio
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of offering price)	none
Maximum account fee UBS Financial Services Inc. RMA Program	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	UBS RMA Money Market Portfolio
Management fees	0.34%
Service (12b-1) fees	none
Other expenses	0.21%
Service (non-12b-1) fees	0.15%
Miscellaneous expenses	0.06%
Total annual fund operating expenses	0.55%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 yr.	3 yrs.	5 yrs.	10 yrs.
UBS RMA Money Market Portfolio	56	176	307	689

This example does not reflect RMA/Business Services Account BSA program fees.
Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total Return

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.005%)

Best quarter during years shown—4Q 2006: 1.21%

Worst quarters during years shown—3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00%

(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2012)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
UBS RMA Money Market Portfolio	0.01%	0.50%	1.58%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS RMA Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income consistent with liquidity and conservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder transaction expenses (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not reflect RMA/Business Services Account BSA program fees.
Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.005%)

Best quarter during years shown—4Q 2006: 1.21%

Worst quarters during years shown—3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00%

(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-793 8637 (Option #1)
UBS RMA Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee UBS Financial Services Inc. RMA Program	rr_MaximumAccountFee	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	rr_ShareholderFeeOther	150
Management fees	rr_ManagementFeesOverAssets	0.34%
Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service (non-12b-1) fees	rr_Component1OtherExpensesOverAssets	0.15%
Miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	689
Annual Return 2003	rr_AnnualReturn2003	0.63%
Annual Return 2004	rr_AnnualReturn2004	0.84%
Annual Return 2005	rr_AnnualReturn2005	2.69%
Annual Return 2006	rr_AnnualReturn2006	4.55%
Annual Return 2007	rr_AnnualReturn2007	4.76%
Annual Return 2008	rr_AnnualReturn2008	2.32%
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.58%

UBS RMA U.S. Government Portfolio
UBS RMA U.S. Government Portfolio
Investment objective
Maximum current income consistent with liquidity and conservation of capital.
Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder transaction expenses (fees paid directly from your investment):
Shareholder Fees (USD $)	UBS RMA U.S. Government Portfolio
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of offering price)	none
Maximum account fee UBS Financial Services Inc. RMA Program	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	UBS RMA U.S. Government Portfolio
Management fees	0.36%
Service (12b-1) fees	0.15%
Other expenses	0.03%
Total annual fund operating expenses	0.54%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 yr.	3 yrs.	5 yrs.	10 yrs.
UBS RMA U.S. Government Portfolio	55	173	302	677

This example does not reflect RMA/Business Services Account BSA program fees.
Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. Many US government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total Return

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.005%)

Best quarter during years shown—4Q 2006: 1.17%

Worst quarters during years shown—2Q & 3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00%

(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2012)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
UBS RMA U.S. Government Portfolio	0.01%	0.30%	1.39%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS RMA U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income consistent with liquidity and conservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder transaction expenses (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not reflect RMA/Business Services Account BSA program fees.
Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. Many US government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.005%)

Best quarter during years shown—4Q 2006: 1.17%

Worst quarters during years shown—2Q & 3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00%

(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-793 8637 (Option #1)
UBS RMA U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee UBS Financial Services Inc. RMA Program	rr_MaximumAccountFee	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	rr_ShareholderFeeOther	150
Management fees	rr_ManagementFeesOverAssets	0.36%
Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	677
Annual Return 2003	rr_AnnualReturn2003	0.65%
Annual Return 2004	rr_AnnualReturn2004	0.74%
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	4.33%
Annual Return 2007	rr_AnnualReturn2007	4.32%
Annual Return 2008	rr_AnnualReturn2008	1.44%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.39%

UBS Retirement Money Fund
UBS Retirement Money Fund
Investment objective
Current income consistent with liquidity and conservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Retirement Money Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of offering price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	UBS Retirement Money Fund
Management fees	0.39%
Service (12b-1) fees	0.15%
Other expenses	0.12%
Total annual fund operating expenses	0.66%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 yr.	3 yrs.	5 yrs.	10 yrs.
UBS Retirement Money Fund	67	211	368	822

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They may also include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total Return

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.005%)

Best quarter during years shown—4Q 2006: 1.16%

Worst quarters during years shown—3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00%

(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2012)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
UBS Retirement Money Fund	0.01%	0.46%	1.46%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Retirement Money Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income consistent with liquidity and conservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They may also include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.005%)

Best quarter during years shown—4Q 2006: 1.16%

Worst quarters during years shown—3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00%

(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-793 8637 (Option #1)
UBS Retirement Money Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return 2003	rr_AnnualReturn2003	0.44%
Annual Return 2004	rr_AnnualReturn2004	0.56%
Annual Return 2005	rr_AnnualReturn2005	2.46%
Annual Return 2006	rr_AnnualReturn2006	4.33%
Annual Return 2007	rr_AnnualReturn2007	4.60%
Annual Return 2008	rr_AnnualReturn2008	2.19%
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.46%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2013